NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of dilutive shares
	Three months ended March 31, 2020 (Shares)	Three months ended March 31, 2019 (Shares)

Convertible debt	44,283,120	19,618,283
Stock options	100,000	200,000
Warrants to purchase shares of common stock	1,852,775	852,775
	46,235,895	8,843,970

	Year ended December 31, 2019 (Shares)	Year ended December 31, 2018 (Shares)

Convertible debt	28,557,283	7,791,195
Stock options	100,000	200,000
Warrants to purchase shares of common stock	852,775	852,775
	29,510,058	8,843,970